Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Apr. 05, 2019
Document Effective Date	Apr. 08, 2019
Prospectus Date	Apr. 08, 2019
VictoryShares USAA Core Short-Term Bond ETF | VictoryShares USAA Core Short-Term Bond ETF
Prospectus:
Trading Symbol	USTB
VictoryShares USAA Core Intermediate-Term Bond ETF | VictoryShares USAA Core Intermediate-Term Bond ETF
Prospectus:
Trading Symbol	UITB
VictoryShares USAA MSCI USA Value Momentum ETF | VictoryShares USAA MSCI USA Value Momentum ETF
Prospectus:
Trading Symbol	ULVM
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF | VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Prospectus:
Trading Symbol	USVM
VictoryShares USAA MSCI International Value Momentum ETF | VictoryShares USAA MSCI International Value Momentum ETF
Prospectus:
Trading Symbol	UIVM
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF | VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Prospectus:
Trading Symbol	UEVM